Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,801,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,391.72
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 4,391.72
Narrative - Max Aggregate Offering Price	$ 31,801,000.00
Final Prospectus	true